FORM 13F
FORM 13F COVER PAGE

Report for Quarter Ended:  December 31, 2004

Fairport Asset Management, LLC. (Roulston & Company Holdings)
3636 Euclid Avenue, Suite 3000
Cleveland, OH  44115

13F File Number:  028-00370

Person Signing this Report on Behalf of Reporting Manager:

Name:  Kenneth J. Coleman
Title:  Chief Operating Officer
Phone:  216-431-3833
Signature, Place and Date of Signing:

	Kenneth J. Coleman Cleveland, OH  February 09, 2005

Report Type:  13F HOLDINGS REPORT

FORM 13F NOTICE

List of Other Managers Reporting for this Manager:
28-3921 Fairport Asset Management